Consolidated Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.70%
Australia–18.29%
Alkane Resources Ltd.(a)	6,463,702	$6,026,712
AngloGold Ashanti PLC(b)	1,955,460	155,107,087
Bellevue Gold Ltd.(a)(b)	1,256,579	1,100,226
BHP Group Ltd.	126,494	5,331,792
Capricorn Metals Ltd.	945,784	8,383,859
Catalyst Metals Ltd.(a)(b)	717,468	2,708,022
Emerald Resources NL(a)	451,381	1,693,732
Evolution Mining Ltd.(b)	8,222,148	65,196,098
Genesis Minerals Ltd.(a)(b)	4,103,449	16,438,371
Greatland Resources Ltd.(a)	976,956	6,755,800
Kingsgate Consolidated Ltd.	2,963,523	8,381,022
Northern Star Resources Ltd.	5,301,055	73,466,265
OceanaGold Corp.	2,877,466	69,378,572
Ora Banda Mining Ltd.(a)(b)	9,956,950	7,931,567
Pantoro Gold Ltd.(a)(b)	2,366,889	3,392,780
Perenti Ltd.	779,335	1,156,436
Perseus Mining Ltd.	14,452,024	49,473,202
Predictive Discovery Ltd.(a)	2,636,420	1,222,739
Ramelius Resources Ltd.	11,828,148	25,437,999
Regis Resources Ltd.	4,294,628	18,403,352
Resolute Mining Ltd.(a)	35,293,954	23,092,570
Vault Minerals Ltd.(b)	6,961,403	23,330,603
West African Resources Ltd.(a)	9,823,031	19,576,479
Westgold Resources Ltd.(b)	5,975,801	19,919,516
		612,904,801
Canada–42.02%
Agnico Eagle Mines Ltd.	2,226,688	323,470,966
Alamos Gold, Inc., Class A	1,154,010	32,116,098
Andean Precious Metals Corp.(a)	150,624	598,478
B2Gold Corp.	2,034,184	7,628,190
Barrick Mining Corp., Class C	4,339,661	159,395,749
Centerra Gold, Inc.	2,308,370	39,684,500
Centerra Gold, Inc.	420,509	7,228,550
Discovery Mining Ltd.(a)	1,986,314	12,398,079
DPM Metals, Inc.	1,235,979	43,449,046
Endeavour Silver Corp.(a)(b)	856,464	6,440,609
Equinox Gold Corp.(b)	4,176,889	37,383,157
First Majestic Silver Corp.	2,661,949	40,009,093
Fortuna Mining Corp., Class C(a)	4,411,592	37,189,721
Franco-Nevada Corp.(b)	741,769	157,937,455
G Mining Ventures Corp.(a)	367,892	11,213,771
Galiano Gold, Inc.(a)	884,573	1,539,157
GoGold Resources, Inc.(a)	697,295	1,442,491
IAMGOLD Corp.(a)	4,356,175	61,814,123
K92 Mining, Inc.(a)	2,723,188	43,766,042
Kinross Gold Corp.	6,184,726	142,867,171
Lundin Gold, Inc.	573,157	32,091,232
LunR Royalties Corp., Class C(a)	160,021	2,117,480
Novagold Resources, Inc.(a)	93,687	546,195
OR Royalties, Inc.	809,903	24,102,713
Orla Mining Ltd.	215,141	1,924,506
Pan American Silver Corp.	2,385,554	102,841,233
Shares		Value
Canada–(continued)
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	$1,196,052
SSR Mining, Inc.	1,399,107	35,845,121
Torex Gold Resources, Inc.	300,215	11,553,732
Triple Flag Precious Metals Corp.	25,171	723,070
Triple Flag Precious Metals Corp.	120,794	3,475,243
Wesdome Gold Mines Ltd.(a)	1,303,293	24,181,368
		1,408,170,391
China–2.82%
China Gold International Resources Corp. Ltd.	837,300	18,903,074
Silvercorp Metals, Inc.	1,517,752	14,206,159
Zijin Mining Group Co. Ltd., H Shares	14,422,000	61,235,513
		94,344,746
Colombia–0.38%
Aris Mining Corp.(a)	953,340	12,737,496
Hong Kong–0.61%
Zijin Gold International Co. Ltd.	1,356,200	20,508,048
Indonesia–1.04%
PT Aneka Tambang Tbk	219,719,700	35,016,079
Ivory Coast–0.90%
Endeavour Mining PLC	619,210	29,302,987
Endeavour Mining PLC	16,727	797,968
		30,100,955
Japan–0.09%
ARE Holdings, Inc.	149,400	2,874,797
Mexico–1.43%
Fresnillo PLC	1,257,288	42,352,911
Industrias Penoles S.A.B. de C.V.	121,520	5,594,151
		47,947,062
Morocco–4.81%
Aya Gold & Silver, Inc.	171,706	3,373,245
Wheaton Precious Metals Corp.(b)	1,446,420	157,703,173
		161,076,418
Peru–0.65%
Compania de Minas Buenaventura S.A.A., ADR(b)	504,356	15,271,900
Hochschild Mining PLC	1,100,972	6,464,243
		21,736,143
South Africa–4.60%
Caledonia Mining Corp. PLC(b)	340,906	6,269,261
DRDGOLD Ltd., ADR	40,710	831,298
Gold Fields Ltd., ADR	3,952,049	128,125,429
Harmony Gold Mining Co. Ltd., ADR(b)	1,197,592	18,862,074
		154,088,062
Turkey–0.30%
Eldorado Gold Corp.	336,943	10,172,309
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
United States–17.76%
Aura Minerals, Inc.(b)	145,794	$7,955,978
Coeur Mining, Inc.	4,096,960	61,085,674
Hecla Mining Co.	4,241,864	59,895,120
Newmont Corp.	4,573,430	428,576,125
Royal Gold, Inc.	190,235	37,733,112
		595,246,009
Total Common Stocks & Other Equity Interests (Cost $1,863,793,497)		3,206,923,316
Principal Amount
Equity Linked Notes–1.90%
France–0.48%
BNP Paribas S.A. (VanEck Gold Miners ETF), 77.71%, 08/18/2026(c)	$15,730,000	16,011,819
United States–1.42%
Citigroup, Inc. (VanEck Gold Miners ETF), 61.10%, 08/04/2026(c)	14,365,000	14,438,147
Citigroup, Inc. (VanEck Gold Miners ETF), 74.50%, 09/01/2026(c)	10,463,000	10,477,763
Wells Fargo Bank N.A. (VanEck Gold Miners ETF), 70.23%, 08/11/2026(c)	10,745,000	10,923,259
Wells Fargo Bank N.A. (VanEck Gold Miners ETF), 76.55%, 08/25/2026(c)	11,661,000	11,850,888
		47,690,057
Total Equity Linked Notes (Cost $62,964,000)		63,701,876
Shares		Value
Money Market Funds–2.63%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	30,855,930	$30,855,930
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	57,303,843	57,303,843
Total Money Market Funds (Cost $88,159,773)		88,159,773
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.23% (Cost $2,014,917,270)		3,358,784,965
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.08%
Invesco Private Government Fund, 3.69%(d)(e)(f)	19,401,667	19,401,667
Invesco Private Prime Fund, 3.82%(d)(e)(f)	50,388,199	50,393,238
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,793,945)		69,794,905
TOTAL INVESTMENTS IN SECURITIES—102.31% (Cost $2,084,711,215)		3,428,579,870
OTHER ASSETS LESS LIABILITIES–(2.31)%		(77,433,492)
NET ASSETS–100.00%		$3,351,146,378
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $63,701,876, which represented 1.90% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$42,634,913	$64,102,156	$(75,881,139)	$-	$-	$30,855,930	$300,496
Invesco Treasury Portfolio, Institutional Class	79,179,096	119,046,862	(140,922,115)	-	-	57,303,843	556,212
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,970,773	158,438,551	(146,007,657)	-	-	19,401,667	137,269*
Invesco Private Prime Fund	18,121,958	347,032,560	(314,761,407)	970	(843)	50,393,238	384,214*
Total	$146,906,740	$688,620,129	$(677,572,318)	$970	$(843)	$157,954,678	$1,378,191

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$224,485,659	$388,419,142	$—	$612,904,801
Canada	1,408,170,391	—	—	1,408,170,391
China	14,206,159	80,138,587	—	94,344,746
Colombia	12,737,496	—	—	12,737,496
France	—	16,011,819	—	16,011,819
Hong Kong	—	20,508,048	—	20,508,048
Indonesia	—	35,016,079	—	35,016,079
Ivory Coast	29,302,987	797,968	—	30,100,955
Japan	—	2,874,797	—	2,874,797
Mexico	5,594,151	42,352,911	—	47,947,062
Morocco	161,076,418	—	—	161,076,418
Peru	15,271,900	6,464,243	—	21,736,143
South Africa	154,088,062	—	—	154,088,062
Turkey	10,172,309	—	—	10,172,309
United States	595,246,009	47,690,057	—	642,936,066
Money Market Funds	88,159,773	69,794,905	—	157,954,678
Total Investments	$2,718,511,314	$710,068,556	$—	$3,428,579,870
Invesco Gold & Special Minerals Fund